CONSOLIDATED FINANCIAL STATEMENTS BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real Estate Assets
Land	$ 48,577	$ 30,601
Buildings and improvements	914,286	728,230
Less: Accumulated depreciation	(180,167)	(137,725)
Total real estate assets	782,696	621,106
Construction in progress	214,719	146,904
Real Estate Assets, net	997,415	768,010
Cash and cash equivalents	10,788	5,210
Rents and other receivables, net	15,579	14,434
Acquired intangibles, net	18,000	5,396
Deferred costs, net	37,058	19,150
Prepaid expenses	3,079	1,797
Other assets, net	24,640	17,359
TOTAL ASSETS	1,106,559	831,356
LIABILITIES
Mortgage notes payable	86,600	88,839
Unsecured credit facility	239,838	256,500
Senior notes	297,729	0
Capital lease obligations	13,062	2,538
Accounts payable and accrued liabilities	64,607	63,204
Dividends payable	10,705	8,965
Advance rents, security deposits and other liabilities	3,302	3,261
Deferred income	10,531	7,892
Derivative liability	0	453
TOTAL LIABILITIES	726,374	431,652
EQUITY
Common stock, $0.01 par value, 450,133,000 shares authorized, 29,408,138 and 28,972,774 shares issued and outstanding as of December 31, 2014 and 2013, respectively	294	289
Additional paid-in capital	324,917	318,834
Accumulated other comprehensive loss	0	(357)
Accumulated dividends in excess of earnings	(22,503)	(3,799)
Total stockholders’ equity	302,708	314,967
Noncontrolling interests	77,477	84,737
TOTAL EQUITY	380,185	399,704
TOTAL LIABILITIES AND EQUITY	1,106,559	831,356
Qualitytech, LP [Member]
Real Estate Assets
Land	48,577	30,601
Buildings and improvements	914,286	728,230
Less: Accumulated depreciation	(180,167)	(137,725)
Total real estate assets	782,696	621,106
Construction in progress	214,719	146,904
Real Estate Assets, net	997,415	768,010
Cash and cash equivalents	10,788	5,210
Rents and other receivables, net	15,579	14,434
Acquired intangibles, net	18,000	5,396
Deferred costs, net	37,058	19,150
Prepaid expenses	3,079	1,797
Other assets, net	24,640	17,359
TOTAL ASSETS	1,106,559	831,356
LIABILITIES
Mortgage notes payable	86,600	88,839
Unsecured credit facility	239,838	256,500
Senior notes	297,729	0
Capital lease obligations	13,062	2,538
Accounts payable and accrued liabilities	64,607	63,204
Dividends payable	10,705	8,965
Advance rents, security deposits and other liabilities	3,302	3,261
Deferred income	10,531	7,892
Derivative liability	0	453
TOTAL LIABILITIES	726,374	431,652
EQUITY
TOTAL EQUITY	380,185	399,704
Partners’ capital	380,185	399,704
TOTAL LIABILITIES AND EQUITY	$ 1,106,559	$ 831,356